Finance Lease Receivables (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of recognised finance lease as assets by lessee [line items]
Minimum lease payments	CAD 318	CAD 1,137
Present value of minimum lease payments	274	721
Less: unearned finance lease income	44	592
Less: unearned finance lease income, present value	0	0
Add: unguaranteed residual value	0	233
Add: unguaranteed residual value, present value	0	57
Total finance lease receivables	274	778
Current portion of finance lease receivables (Note 12)	59	59
Long-term portion of finance lease receivables (Note 7)	215	719
Within one year
Disclosure of recognised finance lease as assets by lessee [line items]
Minimum lease payments	68	124
Present value of minimum lease payments	66	119
Second to fifth years inclusive
Disclosure of recognised finance lease as assets by lessee [line items]
Minimum lease payments	110	376
Present value of minimum lease payments	82	291
More than five years
Disclosure of recognised finance lease as assets by lessee [line items]
Minimum lease payments	140	637
Present value of minimum lease payments	CAD 126	CAD 311